Amplify Lithium & Battery Technology ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 19.3%
Arrival SA (a) (b)	57,082	$223,190
BYD Co. Ltd. - Class H	329,433	9,354,367
EVgo, Inc. (a) (b)	167,880	1,385,010
Fisker, Inc. (a) (b)	31,057	366,783
Li Auto, Inc. - ADR (a)	93,675	2,443,981
Lucid Group, Inc. (a) (b)	153,730	4,518,125
NIO, Inc. - ADR (a)	153,998	3,774,491
Panasonic Corp.	360,618	3,924,870
QuantumScape Corp. (a) (b)	42,317	706,271
Tesla, Inc. (a)	14,160	13,263,955
XPeng, Inc. - ADR (a)	80,042	2,808,674
Yadea Group Holdings Ltd. (c)	318,018	451,104
		43,220,821
Industrials - 20.2%
Blink Charging Co. (a) (b)	47,901	1,001,610
ChargePoint Holdings, Inc. (a) (b)	88,802	1,229,908
Contemporary Amperex Technology Co. Ltd.	184,379	17,165,277
Ecopro BM Co. Ltd.	6,301	1,715,984
EnerSys	21,711	1,626,805
Eos Energy Enterprises, Inc. (a)	133,847	554,126
Eve Energy Co. Ltd.	269,573	3,949,991
FREYR Battery SA (a) (b)	140,015	1,271,336
FuelCell Energy, Inc. (a) (b)	187,533	795,140
GS Yuasa Corp.	74,587	1,579,497
Hyliion Holdings Corp. (a) (b)	184,934	822,956
Li-Cycle Holdings Corp. (a)	124,001	939,927
Lightning eMotors, Inc. (a) (b)	181,713	819,525
Microvast Holdings, Inc. (a) (b)	187,253	1,037,381
Nikola Corp. (a) (b)	128,400	1,031,052
Plug Power, Inc. (a)	91,286	1,996,425
Proterra, Inc. (a) (b)	143,837	1,137,751
Romeo Power, Inc. (a) (b)	343,883	811,564
Sunwoda Electronic Co. Ltd.	340,900	1,883,550
The Lion Electric Co. (a) (b)	122,971	1,078,456
Varta AG (b)	13,371	1,430,354
Wallbox NV (a) (b)	109,362	1,315,625
		45,194,240
Information Technology - 9.7%
Dynapack International Technology Corp.	412,499	1,505,309
Iljin Materials Co. Ltd.	21,925	1,704,166
L&F Co. Ltd. (a)	12,511	1,751,851
NAURA Technology Group Co. Ltd.	72,284	3,213,707
NEC Corp.	56,057	2,167,654
Samsung SDI Co. Ltd.	9,047	4,382,786
Simplo Technology Co. Ltd.	146,854	1,657,876
SolarEdge Technologies, Inc. (a)	9,279	2,210,443
Wuxi Lead Intelligent Equipment Co. Ltd.	265,992	3,002,849
		21,596,641
Materials - 49.8%
African Rainbow Minerals Ltd.	136,628	2,024,975
Albemarle Corp.	16,501	3,642,431
Allkem Ltd. (a)	278,175	1,778,016
AMG Advanced Metallurgical Group NV	53,322	1,818,694
Aneka Tambang Tbk	11,643,181	1,432,932
BHP Group Ltd. - ADR (b)	273,756	17,410,882
China Molybdenum Co. Ltd. - Class H	5,533,711	2,810,485
Eramet SA (a)	20,864	2,132,998
First Quantum Minerals Ltd.	127,871	3,149,621
Ganfeng Lithium Co. Ltd. - Class H (c)	259,371	4,071,669
Glencore PLC	1,586,427	8,171,630
IGO Ltd.	274,251	2,278,428
ioneer Ltd. (a)	2,794,738	1,304,170
Jinchuan Group International Resources Co. Ltd.	11,132,962	1,970,423
Johnson Matthey PLC	59,237	1,545,556
Largo, Inc. (a) (b)	126,678	1,058,349
LG Chem Ltd.	8,954	4,746,251
Lithium Americas Corp. (a) (b)	54,527	1,428,001
Livent Corp. (a)	62,891	1,447,122
Lundin Mining Corp.	223,319	1,860,479
Mineral Resources Ltd.	67,831	2,657,453
MMC Norilsk Nickel PJSC - ADR	207,530	5,835,744
Neo Lithium Corp. (a)	293,507	1,499,688
Nouveau Monde Graphite, Inc. (a)	162,679	1,136,443
Piedmont Lithium, Inc. (a) (b)	23,440	1,134,027
Pilbara Minerals Ltd. (a)	1,131,192	2,559,385
Shanghai Putailai New Energy Technology Co. Ltd.	122,200	2,731,831
Showa Denko KK	77,497	1,595,328
SK IE Technology Co., Ltd. (a) (c)	17,651	1,683,837
Sociedad Quimica y Minera de Chile SA - ADR	50,330	2,725,369
South32 Ltd.	990,147	2,695,316
Standard Lithium Ltd. (a)	130,095	955,896
Sumitomo Metal Mining Co. Ltd.	67,642	3,084,682
TMC the metals co., Inc. (a) (b)	472,490	718,185
Umicore SA	49,239	1,848,703
Vale Indonesia Tbk PT	5,488,113	1,797,317
Vulcan Energy Resources Ltd. (a)	170,987	1,111,035
Western Areas Ltd. (a)	671,282	1,632,724
Yunnan Energy New Material Co. Ltd.	121,054	4,832,195
Zhejiang Huayou Cobalt Co. Ltd.	204,979	3,167,742
		111,486,012
Utilities - 0.6%
Fastned BV (a) (b)	26,745	1,398,665
Total Common Stocks (Cost $241,329,126)		222,896,379

MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (d)	209,898	209,898
Total Money Market Funds (Cost $209,898)		209,898

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.5%
First American Government Obligations Fund, Class X - 0.03% (d)	30,138,364	30,138,364
Total Investments Purchased with Proceeds from Securities Lending (Cost $30,138,364)		30,138,364
Total Investments - 113.2%
(Cost $271,677,388)		$253,244,641

Percentages are based on Net Assets of $223,673,024.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2022. Total value of securities out on loan is $30,721,743 or 13.7% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At January 31, 2022 the value of these securities amounted to $6,206,610 or 2.8% of net assets.

(d)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$33,427,409
Belgium	1,848,703
Britain	1,545,555
Canada	13,825,046
Chile	2,725,369
China	65,661,912
France	2,132,998
Germany	1,430,354
Hong Kong	1,970,423
Indonesia	3,230,249
Israel	2,210,443
Japan	12,352,032
Luxembourg	223,191
Netherlands	3,217,359
Norway	1,271,336
Russia	5,835,744
South Africa	2,024,974
South Korea	15,984,875
Spain	1,315,625
Switzerland	8,171,630
Taiwan	3,163,184
United States	39,327,968
Money Market Funds	209,898
Investments Purchased with Proceeds from Securities Lending	30,138,364
Total Level 1	253,244,641
Level 2
Total Level 2	-
Level 3
Total Level 3	-
Total	$253,244,641

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.